Financial risk management and financial instruments, Fair Value Measurement and Derivative Financial Instruments (Details) $ in Millions	12 Months Ended			42 Months Ended
	Oct. 31, 2020 USD ($) Swap	Oct. 31, 2019 USD ($)		Oct. 31, 2020 USD ($)	Oct. 31, 2018 USD ($)
Derivative Financial Instruments [Abstract]
Borrowings	$ 4,640.3	$ 4,670.7		$ 4,640.3
Fair value of financial liability	4,535.1	4,686.0		4,535.1
Derivative financial instruments relating to hedging transactions [Abstract]
Fair value of Derivative liability	(77.9)	(36.5)	[1]	(77.9)
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Derivative Financial Instruments [Abstract]
Borrowings	2,486.3	2,486.3		2,486.3	$ 2,580.5
Interest Rate Risk [Member]
Derivative financial instruments relating to hedging transactions [Abstract]
Fair value of Derivative liability	(77.9)	(36.5)		(77.9)
Notional amount	$ 2,250.0	$ 2,250.0		$ 2,250.0
Maturity date	Sep. 30, 2022	Sep. 30, 2022
Change in fair value of outstanding hedging instruments (OCI hedging reserve excluding deferred tax) (note 27)	$ (41.3)	$ (122.9)
Change in value of hedging instruments (as above adjusted for impact of credit risk)	$ (39.9)	$ (121.9)
Hedging ratio	1.1	1.1
Number of interest rate swaps | Swap	4
Base interest rate percentage	1.949%			1.949%
Net interest paid for swap	$ 23.7			$ 17.2
Interest Rate Risk [Member] | Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Derivative Financial Instruments [Abstract]
Borrowings	$ 2,250.0			$ 2,250.0
Derivative financial instruments relating to hedging transactions [Abstract]
Current margin on interest rate	2.75%			2.75%
Interest rate percentage	4.699%			4.699%

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.